Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock-based compensation expense [Abstract]
Research and development	$ 612	$ 488
General and administrative	436	722
Total	$ 1,048	$ 1,210